Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

	For the Three		For the Nine		For the Period From
	Months Ended		Months Ended		July 8, 2020 (Inception) Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$2,699,294	$674,824	$(4,405,422)	$(1,137,770)	$—	$(20,233)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	27,600,000	6,900,000	26,589,011	6,867,033	—	6,000,000

Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$(0.17)	$(0.17)	$—	$(0.00)